Other assets and liabilities	12 Months Ended
Dec. 31, 2020
Other assets and liabilities
Other assets and liabilities

10 Other assets and liabilities

	December 31, 2020				December 31, 2019
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	1,548	152	1,609	162	2,573	54	2,704	50
Contract liabilities			1,298	394			1,669	456
Other Taxes	450	181	1,124	26	766	223	1,411	63
Other	688	920	841	1,295	633	594	1,362	1,042
	2,686	1,253	4,872	1,877	3,972	871	7,146	1,611

The fair value related to derivative financial instruments is disclosed in note 23 - Derivative financial instruments and hedge accounting.

Assets related to other current taxes included VAT for €475 million, of which €315 million are current, and advances made in December (€742 million at December 31, 2019, of which €557 million current).

Other assets include : (i) gas volumes prepayments that were made in previous years due to the take-or-pay obligations in relation to the Company’s long-term supply contracts, whose underlying current portion Eni plans to recover within the next 12 months for €53 million, and beyond 12 months for €651 million (€174 million at December 31, 2019); in 2020 the Company opted to increase the take-or-pay advance with a view of optimizing its gas portfolio and motivated by the reduction in gas demand due to the COVID-19 pandemic, expecting to recover the underlying volumes beyond the next year; (ii) underlifting positions of the Exploration & Production segment of €338 million (€323 million at December 31, 2019); (iii) non-current receivables for investing activities for €11 million (same amount as of December 31, 2019).

Contract liabilities included: (i) advances denominated in local currency of €546 million (€1,228 million at December 31, 2019) to offset future supplies of equity hydrocarbons to our Egyptian State-owned partners in relation to the operations of Eni’s Concession Agreements in the Country, in particular, among these, the Zohr project. In 2020, the decrease is due to the offsetting with the gas invoices for the sale of equity production, considering the substantial completion of the investment activities; (ii) the current portion of advances received by Engie SA (former Suez) relating to a long-term agreement for supplying natural gas and electricity for €62 million (€64 million at December 31, 2019); the non-current portion amounted to €393 million (€455 million at December 31, 2019). Revenues recognized during the year related to contract liabilities stated at December 31, 2019 are indicated in note 28  - Revenues and other income.

Liabilities related to other current taxes include excise duties and consumer taxes for €516 million (€628 million at December 31, 2019) and VAT liabilities for €212 million (€311 million at December 31, 2019).

Other current liabilities included overlifting imbalances of the Exploration & Production segment for €559 million (€917 million at December 31, 2019).

Other non-current liabilities included: (i) liabilities for prepaid revenues and income for €323 million (€420 million at December 31, 2019); (ii) the value of gas not withdrawn by customers due to the triggering of the take-or-pay clause provided for by the relevant long-term contracts, the underlying volumes of which are expected to be withdrawn within the next 12 months for €65 million and beyond 12 months for €372 million (€148 million at December 31, 2019); (iii) cautionary deposits for €261 million (€265 at December 31, 2019), of which €228 million from retail customers for the supply of gas and electricity (€231 million at December 31, 2019).

Transactions with related parties are described in note 36 - Transactions with related parties.